PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible input VAT and VAT rebates receivable	¥ 123,335,099		¥ 104,391,993
Advances to suppliers	35,692,402		54,722,157
Receivable from online platforms	12,258,397		11,555,500
Deferred charge	11,722,400		14,359,452
Interest receivable	7,357,967		1,916,240
Income tax receivable	9,450		13,349,602
Others	4,696,414		5,400,773
Prepayments and other current assets	¥ 195,072,129	$ 27,475,335	¥ 205,695,717